RIGHT-OF-USE ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Amounts Recognized in Consolidated Statements of Profit or Loss and Other Comprehensive Income
	For the six months ended June 30,
	2026 (Unaudited)	2025 (Unaudited)
	$	$
Interest on lease liabilities	90,007	67,506
Expenses relating to short-term lease and low value assets	15,570	126,744
Depreciation charge for right-of-use assets	288,017	227,394